GOODWILL AND INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2015
GOODWILL AND INTANGIBLE ASSETS, NET [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET

NOTE 4:              GOODWILL AND INTANGIBLE ASSETS, NET

         Goodwill

The changes in the carrying amount of goodwill in the six months ended June 30, 2015 were as follows:

$

Balance as of January 1, 2015	164,092

Acquisition of Make Me Reach	7,663

Balance as of June 30, 2015 (unaudited)	171,755

         Intangible assets, net

	December 31, 2014	Additions	Amortization	Impairment	Disposals	June 30, 2015
	$	$	$	$	$	$
	Audited					Unaudited

Acquired technology	38,515	1,261	-	-	(28,515)	11,261
Accumulated amortization	(15,698)	-	(2,163)	-	11,107	(6,754)
Impairment	(14,347)	-	-	(3,061)	17,408	-
Acquired technology, net	8,470	1,261	(2,163)	(3,061)	-	4,507

In-process R&D	2,000	-	-	-	(2,000)	-
Accumulated amortization	-	-	-	-	-	-
Impairment	(2,000)	-	-	-	2,000	-
In-process R&D, net	-	-	-	-	-	-

Tradename and other	15,055	2,193	-	-	(6,474)	10,774
Accumulated amortization	(3,041)	-	(963)	-	1,774	(2,230)
Impairment	(3,594)	-	-	(1,106)	4,700	-
Tradename and other, net	8,420	2,193	(963)	(1,106)	-	8,544

Intangible assets, net	16,890	3,454	(3,126)	(4,167)	-	13,051

In June 2015, the Company performed an impairment review of intangible assets that were recognized in connection with the acquisition of Grow Mobile as a result of lower sales and cash flows than anticipated, which resulted in impairments of all intangible assets that were acquired in the total amount of $4,167. The impairment amount is included in gain on reversal of contingent consideration, net of impairment in the statement of income for the six months ended June 30, 2015. The related deferred tax liability in the amount of $1,667 has also been written off and is included in taxes on income, as tax benefit, for the six months ended June 30, 2015.

Amortization of other intangible assets, net, in each of the succeeding five years and thereafter is estimated as follows:

$

2015 (six months ending December 31)	2,416
2016	2,966
2017	2,130
2018	1,620
2019	1,419
Thereafter	2,500

13,051